Schedule of trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Trade receivables		$ 1,649	$ 3,866
Contract assets	254	893	694
Prepayments	79	277	787
Other receivables	9,644	4,027	3,055
Deposits			504
Current tax receivable		175	182
Total	$ 10,044	$ 7,087	$ 9,088